AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 97.4%
Minnesota - 97.4%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP)
Series 2014A
5.00%, 2/01/34	$1,695	$1,953,725
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,389,904
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.25%, 6/01/58 (a)	350	372,337
City of Center City MN (Hazelden Betty Ford Foundation)
4.00%, 11/01/41	850	952,221
Series 2014
5.00%, 11/01/29-11/01/44	800	904,760
City of Duluth MN
Series 2016A
5.00%, 2/01/34	1,000	1,206,570
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2017
5.00%, 5/01/31	1,000	1,218,610
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,189,640
Series 2018A
5.00%, 11/15/36	2,000	2,505,940
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,060,970
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
Series 2017A
5.00%, 11/15/28	1,355	1,704,847
NATL
3.10%, 8/01/28	25	25,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Children’s Health Care Obligated Group)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,554,335
City of Rochester MN (Mayo Clinic)
Series 2018
4.00%, 11/15/48	1,000	1,127,980
City of St. Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	97,360

	Principal Amount (000)	U.S. $ Value
City of St. Paul MN (City of St. Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	$2,900	$3,415,125
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.)
5.00%, 8/01/49 (a)	395	436,665
Cloquet Independent School District No. 94
Series 2015B
5.00%, 2/01/31	2,200	2,614,282
Duluth Economic Development Authority (Essentia Health Obligated Group)
Series 2018A
5.00%, 2/15/48	1,000	1,186,830
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series 2009A-2
5.25%, 11/15/28 (Pre-refunded/ETM) (a)	610	614,935
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM) (a)	600	734,562
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,164,120
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	468,187
Minneapolis Special School District No. 1
Series 2016
5.00%, 2/01/31	3,000	3,750,450
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,265,537
Series 2012B
5.00%, 1/01/29	1,250	1,355,450
Minnesota Agricultural & Economic Development Board (Essentia Health Obligated Group)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,019,200
Minnesota Higher Education Facilities Authority
Series 2009 7-A
5.00%, 10/01/29 (Pre-refunded/ETM)	500	501,465
Series 2012S
5.00%, 10/01/32 (Pre-refunded/ETM)	1,400	1,558,774
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.)
4.00%, 12/01/40 (b)	750	840,488
Series 2010H
5.125%, 12/01/30	1,000	1,009,620
Minnesota Higher Education Facilities Authority (Hamline University)
Series 2017B
5.00%, 10/01/36	500	577,350

	Principal Amount (000)	U.S. $ Value
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2018A
5.00%, 10/01/45	$1,100	$1,301,795
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20107
5.00%, 10/01/20	255	255,732
Series 20158
5.00%, 12/01/32	1,000	1,198,920
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis)
Series 2017A
4.00%, 10/01/34	800	911,384
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	877,837
New Prague Independent School District No. 721
Series 2015A
4.00%, 2/01/32	1,000	1,114,230
Northern Municipal Power Agency
Series 2017
5.00%, 1/01/33-1/01/41	1,150	1,375,635
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 1/01/47	2,000	2,447,460
St. Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,496,148
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,202,220
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,854,950

Total Municipal Obligations (cost $53,781,015)		57,813,550

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $1,069,634)	1,069,634	1,069,634

Total Investments - 99.2% (cost $54,850,649) (f)		58,883,184
Other assets less liabilities - 0.8%		452,481

Net Assets - 100.0%		$59,335,665

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 20,170	11/12/39	3 Month LIBOR	3.320%	Quarterly/Semi-Annual	$6,414,663	$	– 0	–	$6,414,663
USD 390	11/12/39	3 Month LIBOR	3.342%	Quarterly/Semi-Annual	125,549		– 0	–	125,549
USD 13,990	11/01/49	3.137%	3 Month LIBOR	Semi-Annual/Quarterly	(5,518,215)		– 0	–	(5,518,215)

					$1,021,997	$	– 0	–	$1,021,997

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 2,790	6/17/24	1.760%	CPI	#	Maturity	$(15,217)	$	– 0	–	$(15,217)
USD 430	8/09/24	1.690%	CPI	#	Maturity	(1,071)		– 0	–	(1,071)

						$(16,288)	$	– 0	–	$(16,288)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,799	9/20/20	2.263%	CPI	#	Maturity	$(26,286)
Barclays Bank PLC	USD	1,743	10/15/20	2.208%	CPI	#	Maturity	(23,127)
Barclays Bank PLC	USD	921	10/15/20	2.210%	CPI	#	Maturity	(12,267)
Citibank, NA	USD	1,270	10/17/20	2.220%	CPI	#	Maturity	(17,078)
JPMorgan Chase Bank, NA	USD	1,711	8/30/20	2.210%	CPI	#	Maturity	(23,601)
JPMorgan Chase Bank, NA	USD	1,920	7/15/24	2.165%	CPI	#	Maturity	(35,104)

								$(137,463)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,572,747 and gross unrealized depreciation of investments was $(5,671,966), resulting in net unrealized appreciation of $4,900,781.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations,

recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$55,655,051		$2,158,499		$57,813,550
Short-Term Investments		1,069,634		– 0	–	– 0	–	1,069,634

Total Investments in Securities		1,069,634		55,655,051		2,158,499		58,883,184
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	6,540,212		– 0	–	6,540,212
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(16,288)		– 0	–	(16,288)
Centrally Cleared Interest Rate Swaps		– 0	–	(5,518,215)		– 0	–	(5,518,215)
Inflation (CPI) Swaps		– 0	–	(137,463)		– 0	–	(137,463)

Total		$1,069,634		$56,523,297		$2,158,499		$59,751,430

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$1,711,838		$1,711,838
Accrued discounts/(premiums)	(556)		(556)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	22,584		22,584
Purchases	424,633		424,633
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$2,158,499		$2,158,499

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$22,584		$22,584

As of August 31, 2019 all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$766	$2,666	$2,362	$1,070	$6